SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

19.    SEGMENT INFORMATION

The Company’s operations are in one business segment: the development, manufacturing and marketing of medical devices.  Each of the Company’s product lines has similar characteristics, customers, distribution and marketing strategies, and are subject to similar regulatory requirements.  Substantially all of the Company’s long-lived assets are located in Canada.  The Company carries on business in Canada, the United States and Europe.  The Company earns revenue from sales to customers in the following geographic locations:

	For the years ended December 31,
	2020	2019	2018
REVENUE
Europe	$1,810,362	$1,863,032	$1,600,633
Rest of the World	147,000	229,000	148,500
	$1,957,362	$2,092,032	$1,749,133

Sales to the Company’s three largest customers accounted for approximately 13%,  13%, and 9% of the Company’s sales for the year ended December 31, 2020.  Sales to the Company’s three largest customers accounted for approximately 12%,  9%, and 8% of the Company’s sales for the year ended December 31, 2019. Sales to the Company’s three largest customers accounted for approximately 28%,  9%, and 9% of the Company’s sales for the year ended December 31, 2018.